SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - NEW ACCOUNTING PRONOUNCEMENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized mobile app store fees	$ 11,600								$ 11,600
Debt issuance costs	13,434				$ 16,610				13,434	$ 16,610
Increase (decrease) in cash flows provided by operating activities attributable to continuing operations									259,555	253,893	$ 186,401
Increase (decrease) in cash flows provided by (used in) financing activities attributable to continuing operations									(61,194)	369,835	(25,377)
Net earnings from continuing operations	74,815	$ 56,149	$ 36,769	$ 10,608	37,155	$ 36,138	$ 28,298	$ 31,572	172,013	120,487	148,359
Net earnings attributable to noncontrolling interests									(562)	(104)	(595)
Net earnings attributable to Match Group, Inc. shareholders	$ 73,811	$ 56,410	$ 34,078	$ 7,152	$ 35,593	$ 35,259	$ 23,325	$ 26,206	$ 171,451	$ 120,383	$ 147,764
Earnings per share attributable to Match Group, Inc. shareholders, basic (in USD per share)	$ 0.29	$ 0.22	$ 0.14	$ 0.03	$ 0.17	$ 0.21	$ 0.14	$ 0.16	$ 0.68	$ 0.69	$ 0.92
Earnings per share attributable to Match Group, Inc. shareholders, diluted (in USD per share)	$ 0.27	$ 0.21	$ 0.13	$ 0.03	$ 0.16	$ 0.20	$ 0.14	$ 0.16	$ 0.64	$ 0.65	$ 0.88
Accounting Standards Update 2015-03 | Other non-current assets
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt issuance costs				$ 16,600
Accounting Standards Update 2015-03 | Long-term debt
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt issuance costs					$ 16,600					$ 16,600
Accounting Standards Update 2016-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase (decrease) in cash flows provided by operating activities attributable to continuing operations									$ 29,700	38,400	$ 4,000
Increase (decrease) in cash flows provided by (used in) financing activities attributable to continuing operations									(29,700)	$ (38,400)	$ (5,300)
Accounting Standards Update 2016-09 | Pro Forma
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings from continuing operations									200,925
Net earnings attributable to noncontrolling interests									(562)
Net earnings attributable to Match Group, Inc. shareholders									$ 200,363
Earnings per share attributable to Match Group, Inc. shareholders, basic (in USD per share)									$ 0.80
Earnings per share attributable to Match Group, Inc. shareholders, diluted (in USD per share)									$ 0.72